TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
In respect of:
Net operating loss carry forward	$ 25,879	$ 19,670
Research and development expenses	7,842	5,094
Other	1,226	1,402
Less - valuation allowance	(34,947)	(26,166)	$ (21,982)	$ (13,999)
Net deferred tax assets